Note 14 - Income Tax (Detail) - Reconciliation of the Beginning and Ending Unrecognized Tax Benefits (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Balance, beginning of the year	$ 66,000	$ 310,000
Increase in tax position balance during current year		1,000
Decrease related to settlements		(8,000)
Reduction related to lapses	(66,000)	(237,000)
Balance, end of the year	$ 0	$ 66,000